Redeemable Noncontrolling Interest	12 Months Ended
Dec. 31, 2021
Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest
12.	Redeemable Noncontrolling Interest

The redeemable noncontrolling interest represents the interests in BuzzFeed Japan held by Yahoo Japan, which is puttable to the Company in certain conditions, none of which were met at December 31, 2021, including material breach of the JVA by the Company or the bankruptcy or liquidation of the Company. The redeemable noncontrolling interest is presented outside of the permanent equity on the Company’s consolidated balance sheets as the put right is outside of the Company’s control. Pursuant to the terms of the original JVA, Yahoo Japan held a 49% interest in BuzzFeed Japan. On May 1, 2021, The HuffingtonPost Japan, Limited, a consolidated subsidiary, merged into BuzzFeed Japan. As a result of the merger, Yahoo Japan’s interest in the combined entity was diluted to 24.5%.

The table below presents the reconciliation of changes in redeemable noncontrolling interest:

	2021	2020	2019
Balance as of January 1,	$848	$28	$(245)
Merger of BuzzFeed Japan and HuffPost Japan	510	—	—
Allocation of net (income) loss	936	820	273
Balance as of December 31,	$2,294	$848	$28